Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 DKK (kr)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 AUD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank				$ 119,829,155			$ 79,693,054
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 2,992,306	€ 27,753,499			$ 11,897,759	€ 42,964,345
Trade and other receivables	125,024	4,265,992			15,568	4,094,262
Trade and other payables	$ (1,484,954)	€ (4,271,655)	kr (179,329)		$ (1,068,539)	€ (1,717,675)